Provisions (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of other provisions [line items]
Balance as at January 1, 2017	₪ 127
Provisions created in the period	39
Provisions used in the period	(12)
Provisions cancelled in the period	(20)
Balance as at December 31, 2017	134
Current	94	[1]	$ 27	₪ 80
Non-current	40	[1]	$ 12	₪ 47
Customer claims [Member]
Disclosure of other provisions [line items]
Balance as at January 1, 2017	44
Provisions created in the period	20
Provisions used in the period	(4)
Provisions cancelled in the period	(1)
Balance as at December 31, 2017	59
Current	59
Non-current
Additional legal claims [Member]
Disclosure of other provisions [line items]
Balance as at January 1, 2017	30
Provisions created in the period	15
Provisions used in the period	(7)
Provisions cancelled in the period	(10)
Balance as at December 31, 2017	28
Current	28
Non-current
Dismantling and clearing of cellular and other sites [Member]
Disclosure of other provisions [line items]
Balance as at January 1, 2017	53
Provisions created in the period	4
Provisions used in the period	(1)
Provisions cancelled in the period	(9)
Balance as at December 31, 2017	47
Current	7
Non-current	₪ 40

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.